Operating Revenue - Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from contracts with customers within the scope of IFRS 15:
Passenger	¥ 70,534	¥ 138,502	¥ 128,038
Cargo and mail	16,493	9,615	10,026
Commission income	2,771	2,952	2,619
General aviation income	508	564	476
Cargo handling income	507	359	254
Hotel and tour operation income	390	712	676
Ground services income	210	409	429
Air catering income	273	353	391
Others	689	654	536
Revenue from contract	92,375	154,120	143,445
Rental income	186	202	178
Revenue	¥ 92,561	¥ 154,322	¥ 143,623